Revenue - Collaboration revenue (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue	€ 3,215	€ 1,115
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue	2,858	161
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue	€ 357	€ 954